SUBSEQUENT EVENT (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Mar. 11, 2015
Subsequent Event [Line Items]
Stock repurchase plan, effective period	1 year
Maximum [Member]
Subsequent Event [Line Items]
Stock repurchase plan, amount	35